Intangible assets (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2022	Mar. 31, 2021	Sep. 30, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
Amortization expense	$ 66,290		$ 131,644		$ 469,286
Description, of intangible assets			The Company decreased its cost of intangible assets of $2,861,631 and adjusted the estimated useful life of trade names and regulatory licenses from 10 years to 3 years and the estimated useful life of technology from 10 years to 5 years. This change in accounting estimate was effective in the first quarter of fiscal year 2022.
Amortization expense	592,891		$ 1,504,834
Cost of revenue	526,601		1,373,190
Operating expense	$ 66,290		$ 131,644